Acquisitions (Details) - Selected amounts related to the Apollo Business included in the Company’s condensed consolidated sta (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 1,304,747	$ 586,176
Net loss	(2,545,615)	1,486,725	(10,808,332)	(3,163,155)	(3,781,510)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(16,266,272)	(8,176,662)
Apollo Business [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	480,337
Net loss	$ (685,000)